RELATED PARTY DISCLOSURES (Details Narrative) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Due to related parties	$ 30,533	$ 4,634	$ 160,503